SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 4,401	$ 4,179
Less: accumulated depreciation	(1,950)	(1,724)
Property and equipment, net	2,451	2,455
Computer Hardware And Software [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	4,339	4,137
Furniture Fixture And Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 62	$ 42